UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 72.5%	Shares	Value
Consumer Discretionary — 18.6%
Cable & Satellite — 7.9%
DIRECTV*	650,000	$44,908,500
Liberty Global plc - Series C*	520,000	43,846,400
		88,754,900
Internet & Catalog Retail — 4.5%
Liberty Interactive Corp. - Series A*	1,725,000	50,628,750
Multiline Retail — 2.5%
Target Corp.	430,000	27,206,100
Movies & Entertainment — 2.2%
The Walt Disney Co.	325,000	24,830,000
Advertising — 1.5%
Omnicom Group, Inc.	225,500	16,770,435
		208,190,185
Information Technology — 16.0%
Software — 4.6%
Microsoft Corp.	715,000	26,762,450
Oracle Corp.	635,000	24,295,100
		51,057,550
Semiconductors — 3.1%
Texas Instruments, Inc.	780,000	34,249,800
Internet Software & Services — 3.0%
Google, Inc. - CL A*(c)	30,000	33,621,300
IT Services — 2.7%
Accenture plc - CL A	200,000	16,444,000
Fidelity National Information Services, Inc.	250,000	13,420,000
		29,864,000
Computers & Peripherals — 2.6%
Hewlett-Packard Co.	1,060,000	29,658,800
		178,451,450
Health Care — 12.3%
Pharmaceuticals — 8.1%
Valeant Pharmaceuticals International, Inc.*	670,000	78,658,000
Endo Health Solutions Inc.*	175,000	11,805,500
		90,463,500
Health Care Services — 4.2%
Express Scripts Holding Co.*	530,000	37,227,200
Laboratory Corp. of America Holdings*	110,000	10,050,700
		47,277,900
		137,741,400
Financials — 9.8%
Property & Casualty Insurance — 4.3%
Berkshire Hathaway, Inc. - CL B*	410,000	48,609,600
Commercial Banks — 3.0%
Wells Fargo & Co.	745,000	33,823,000
Insurance Brokers — 2.5%
Aon plc - CL A	335,000	28,103,150
		110,535,750
Energy — 7.0%
Oil & Gas Exploration & Production — 7.0%
Range Resources Corp.	400,000	33,724,000
Apache Corp.	391,000	33,602,540
Southwestern Energy Co.*	290,000	11,405,700
		78,732,240

	Principal
	amount
	or shares	Value
Industrials — 4.2%
Aerospace & Defense — 2.2%
TransDigm Group, Inc.	150,000	$24,153,000
Air Freight & Logistics — 2.0%
United Parcel Service, Inc. - CL B	215,000	22,592,200
		46,745,200
Materials — 3.2%
Construction Materials — 1.7%
Martin Marietta Materials, Inc.	195,000	19,488,300
Industrial Gases — 1.5%
Praxair, Inc.	125,000	16,253,750
		35,742,050
Consumer Staples — 1.4%
Beverages — 1.4%
Diageo plc - Sponsored ADR	115,000	15,228,300
Total Common Stocks
(Cost $461,944,962)		811,366,575
CASH EQUIVALENTS — 27.3%
U.S. Treasury Bills — 22.8%
U.S. Treasury Bills, 0.03% to 0.09%,
1/09/14 to 5/22/14(a)	$255,000,000	254,978,170
Money Market Funds — 4.5%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	50,833,417	50,833,417
Total Cash Equivalents
(Cost $305,802,150)		305,811,587
Total Investments in Securities
(Cost $767,747,112)		1,117,178,162
Options Written — 0.0%		(280,000)
Other Assets Less Other Liabilities — 0.2%		2,022,761
Net Assets — 100.0%		$1,118,920,923
Net Asset Value Per Share		$44.86

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Google, Inc. - CL A	March 2014/$1,100	5,000	$(280,000)
Total Options Written
(premiums received $241,871)			$(280,000)

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2013.
(c)	Fully or partially pledged as collateral on outstanding written options.

See Notes to Schedule of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 71.2%	Shares	Value
Consumer Discretionary — 24.8%
Cable & Satellite — 7.9%
Liberty Global plc - Series C*	500,000	$42,160,000
DIRECTV*	575,000	39,726,750
		81,886,750
Internet & Catalog Retail — 4.3%
Liberty Interactive Corp. - Series A*	1,200,000	35,220,000
Liberty Ventures - Series A*	80,000	9,807,200
		45,027,200
Textiles, Apparel & Luxury Goods — 3.7%
Iconix Brand Group, Inc.*	970,000	38,509,000
Hotels, Restaurants & Leisure — 3.0%
Interval Leisure Group, Inc.	1,000,000	30,900,000
Broadcasting — 2.8%
Liberty Media Corp. - Series A*	200,000	29,290,000
Multiline Retail — 2.0%
Target Corp.	325,000	20,562,750
Movies & Entertainment — 1.1%
Live Nation Entertainment, Inc.*	600,000	11,856,000
		258,031,700
Information Technology — 15.6%
Internet Software & Services — 4.4%
Google, Inc. - CL A*	28,000	31,379,880
XO Group, Inc.*	975,000	14,488,500
		45,868,380
Software — 3.6%
Microsoft Corp.	575,000	21,522,250
Oracle Corp.	425,000	16,260,500
		37,782,750
Electronic Equipment & Instruments — 3.3%
FLIR Systems, Inc.	1,150,000	34,615,000
Semiconductors — 3.0%
Texas Instruments, Inc.	700,000	30,737,000
IT Services — 1.3%
Fidelity National Information Services, Inc.	250,000	13,420,000
		162,423,130
Financials — 12.7%
Property & Casualty Insurance — 3.9%
Berkshire Hathaway, Inc. - CL B*	340,000	40,310,400
Mortgage REITs — 3.2%
Redwood Trust, Inc.	1,700,000	32,929,000
Commercial Banks — 3.1%
Wells Fargo & Co.	700,000	31,780,000
Insurance Brokers — 2.5%
Aon plc - CL A	310,000	26,005,900
		131,025,300
Health Care — 9.7%
Pharmaceuticals — 4.9%
Valeant Pharmaceuticals International, Inc.*	430,000	50,482,000
Health Care Services — 4.8%
Express Scripts Holding Co.*	425,000	29,852,000
Laboratory Corp. of America Holdings*	225,000	20,558,250
		50,410,250
		100,892,250

	Principal
	amount
	or shares	Value
Energy — 5.4%
Oil & Gas Exploration & Production — 5.4%
Apache Corp.	300,000	$25,782,000
Southwestern Energy Co.*	400,000	15,732,000
Range Resources Corp.	175,000	14,754,250
		56,268,250
Materials — 1.9%
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	203,041	20,291,918
Industrials — 1.1%
Aerospace & Defense — 1.1%
TransDigm Group, Inc.	70,000	11,271,400
Total Common Stocks
(Cost $434,921,946)		740,203,948
CASH EQUIVALENTS — 28.7%
U.S. Treasury Bills — 25.0%
U.S. Treasury Bills, 0.03% to 0.09%,
1/09/14 to 5/22/14(a)	$260,000,000	259,977,985
Money Market Funds — 3.7%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	38,405,422	38,405,422
Total Cash Equivalents
(Cost $298,373,308)		298,383,407
Total Investments in Securities
(Cost $733,295,254)		1,038,587,355
Other Assets Less Other Liabilities — 0.1%		1,184,332
Net Assets — 100.0%		$1,039,771,687
Net Asset Value Per Share		$32.47

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2013.

See Notes to Schedule of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 73.1%	Shares	Value
Consumer Discretionary — 27.1%
Cable & Satellite — 7.8%
DIRECTV*	700,000	$48,363,000
Liberty Global plc - Series C* (b)	450,000	37,944,000
		86,307,000
Internet & Catalog Retail — 4.9%
Liberty Interactive Corp. - Series A* (b)	1,100,000	32,285,000
Liberty Ventures - Series A* (b)	180,000	22,066,200
		54,351,200
Broadcasting — 4.8%
Liberty Media Corp. - Series A* (b)	250,000	36,612,500
Cumulus Media, Inc. - CL A*	2,100,000	16,233,000
		52,845,500
Textiles, Apparel & Luxury Goods — 3.2%
Iconix Brand Group, Inc.*	900,000	35,730,000
Movies & Entertainment — 2.5%
Live Nation Entertainment, Inc.*	1,400,000	27,664,000
Hotels, Restaurants & Leisure — 2.2%
Interval Leisure Group, Inc.	775,000	23,947,500
Advertising — 1.7%
National CineMedia, Inc.	940,000	18,762,400
		299,607,600
Financials — 11.9%
Commercial Banks — 3.7%
Wells Fargo & Co.(b)	900,000	40,860,000
Mortgage REITs — 3.5%
Redwood Trust, Inc.(b)	2,001,200	38,763,244
Property & Casualty Insurance — 3.2%
Berkshire Hathaway, Inc. - CL B* (b)	300,000	35,568,000
Insurance Brokers — 1.5%
Aon plc - CL A(b)	200,000	16,778,000
		131,969,244
Health Care — 11.4%
Pharmaceuticals — 7.9%
Valeant Pharmaceuticals International, Inc.* (b)	650,000	76,310,000
Endo Health Solutions Inc.*	170,000	11,468,200
		87,778,200
Health Care Services — 3.5%
Laboratory Corp. of America Holdings* (b)	320,000	29,238,400
Express Scripts Holding Co.*	140,000	9,833,600
		39,072,000
		126,850,200
Information Technology — 10.6%
Software — 3.2%
Oracle Corp.	550,000	21,043,000
Microsoft Corp.	380,000	14,223,400
		35,266,400
Semiconductors — 3.0%
Texas Instruments, Inc.	750,000	32,932,500
Internet Software & Services — 2.0%
Google, Inc. - CL A* (b)	10,000	11,207,100
XO Group, Inc.*	730,000	10,847,800
		22,054,900

	Shares	Value
Electronic Equipment & Instruments — 1.5%
FLIR Systems, Inc.	570,000	$17,157,000
IT Services — 0.9%
CACI International, Inc. - CL A*	130,000	9,518,600
		116,929,400
Energy — 5.4%
Oil & Gas Exploration & Production — 4.9%
Apache Corp.(b)	300,000	25,782,000
Range Resources Corp.(b)	240,000	20,234,400
Southwestern Energy Co.*	200,000	7,866,000
		53,882,400
Oil & Gas Refining & Marketing — 0.5%
World Fuel Services Corp.	130,000	5,610,800
		59,493,200
Industrials — 3.9%
Aerospace & Defense — 3.2%
TransDigm Group, Inc.(b)	220,000	35,424,400
Commercial Services & Supplies — 0.4%
The ADT Corp.	100,000	4,047,000
Machinery — 0.3%
Intelligent Systems Corp.* # †	2,270,000	3,677,400
		43,148,800
Materials — 2.3%
Construction Materials — 2.3%
Martin Marietta Materials, Inc.(b)	260,000	25,984,400
Consumer Staples — 0.5%
Personal Products — 0.5%
Avon Products, Inc.	300,000	5,166,000
Total Common Stocks
(Cost $479,891,081)		809,148,844
EXCHANGE TRADED FUNDS — 1.5%
ProShares Short 20+ Year Treasury Fund*
(Cost $15,848,839)	500,000	16,455,000

	Expiration	Shares
PUT	date/	subject
OPTIONS* — 0.0%	Strike price	to option
Put Options
Ishares Russell
Midcap Fund	Feb. 2014 / $140	100,000	62,500
Ishares Russell
Midcap Fund	Feb. 2014 / $146	50,000	75,000
S&P 500 Index	Jan. 2014 / $1,650	10,000	9,500
S&P 500 Index	March 2014 / $1,800	10,000	269,000
Total Put Options
(premiums paid $1,878,714)			416,000

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

CASH EQUIVALENTS — 26.6%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $294,183,302)	294,183,302	$294,183,302
Total Investments in Securities
(Cost $791,801,936)		1,120,203,146
Due From Broker(b) — 8.4%		93,189,252
Securities Sold Short — (8.3%)		(91,596,100)
Options Written — (0.7%)		(7,963,500)
Other Liabilities in Excess of Other Assets — (0.6%)		(7,072,522)
Net Assets — 100.0%		$1,106,760,276
Net Asset Value Per Share - Institutional Class		$16.35
Net Asset Value Per Share - Investor Class		$16.23
SECURITIES SOLD SHORT — (8.3%)
Ishares Russell 2000 Fund	320,000	(36,899,200)
Ishares Russell Midcap Fund	180,000	(26,996,400)
SPDR S&P 500 ETF Trust	150,000	(27,700,500)
Total Securities Sold Short
(proceeds $62,157,774)		(91,596,100)

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Google, Inc. - CL A	March 2014 / $1,115	10,000	$(476,000)
Valeant Pharmaceuticals
International, Inc.	April 2014 / $105	200,000	(3,400,000)
			(3,876,000)
Uncovered Call Options
Ishares Russell
Midcap Fund	Feb. 2014 / $140	100,000	(1,060,000)
Ishares Russell
Midcap Fund	Feb. 2014 / $146	50,000	(275,000)
S&P 500 Index	Jan. 2014 / $1,650	10,000	(2,021,500)
S&P 500 Index	March 2014 / $1,800	10,000	(731,000)
			(4,087,500)

Total Options Written
(premiums received $4,974,430)			$(7,963,500)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2013.
(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

See Notes to Schedule of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 79.4%	Shares	Value
Information Technology — 28.4%
Software — 7.8%
Microsoft Corp.	26,415	$988,714
ACI Worldwide, Inc.*	7,000	455,000
Oracle Corp.	11,000	420,860
		1,864,574
Internet Software & Services — 5.6%
XO Group, Inc.*	45,803	680,633
Liquidity Services, Inc.*	15,000	339,900
Google, Inc. - CL A*	300	336,213
		1,356,746
Computers & Peripherals — 5.3%
Hewlett-Packard Co.	29,530	826,249
Apple Inc.	800	448,888
		1,275,137
Electronic Equipment & Instruments — 4.1%
FLIR Systems, Inc.	32,650	982,765
IT Services — 4.1%
Fidelity National Information Services, Inc.	7,200	386,496
CACI International, Inc. - CL A*	4,400	322,168
Accenture plc - CL A	3,300	271,326
		979,990
Semiconductors — 1.5%
Texas Instruments, Inc.	8,000	351,280
		6,810,492
Consumer Discretionary — 24.9%
Specialized Consumer Services — 6.1%
Outerwall, Inc.*	21,804	1,466,755
Internet & Catalog Retail — 5.3%
Liberty Interactive Corp. - Series A*	43,050	1,263,518
Cable & Satellite — 3.6%
DIRECTV*	12,570	868,461
Education Services — 2.4%
ITT Educational Services, Inc.*	17,360	582,949
Textiles, Apparel & Luxury Goods — 1.7%
Iconix Brand Group, Inc.*	10,000	397,000
Hotels, Restaurants & Leisure — 1.6%
Interval Leisure Group, Inc.	11,966	369,749
Movies & Entertainment — 1.5%
The Walt Disney Co.	4,800	366,720
Advertising — 1.4%
National CineMedia, Inc.	17,000	339,320
Multiline Retail — 1.3%
Target Corp.	5,000	316,350
		5,970,822
Financials — 7.7%
Insurance Brokers — 4.2%
Brown & Brown, Inc.	21,718	681,728
Aon plc - CL A	3,930	329,688
		1,011,416
Property & Casualty Insurance — 3.5%
Berkshire Hathaway, Inc. - CL B*	7,111	843,080
		1,854,496

	Shares	Value
Health Care — 6.0%
Pharmaceuticals — 4.7%
Valeant Pharmaceuticals International, Inc.*	9,585	$1,125,279
Health Care Services — 1.3%
Express Scripts Holding Co.*	4,500	316,080
		1,441,359
Industrials — 5.2%
Research & Consulting Services — 3.5%
FTI Consulting, Inc.*	20,266	833,743
Aerospace & Defense — 1.7%
TransDigm Group, Inc.	2,500	402,550
		1,236,293
Energy — 5.1%
Oil & Gas Exploration & Production — 3.3%
Apache Corp.	9,176	788,585
Oil & Gas Refining & Marketing — 1.8%
World Fuel Services Corp.	10,000	431,600
		1,220,185
Consumer Staples — 2.1%
Personal Products — 2.1%
Avon Products, Inc.	30,000	516,600
Total Common Stocks
(Cost $13,281,856)		19,050,247
CASH EQUIVALENTS — 21.2%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $5,075,820)	5,075,820	5,075,820
Total Investments in Securities
(Cost $18,357,676)		24,126,067
Other Liabilities in Excess of Other Assets — (0.6%)		(137,058)
Net Assets — 100.0%		$23,989,009
Net Asset Value Per Share		$12.90

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2013.

See Notes to Schedule of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 69.2%	Shares	Value
Consumer Discretionary — 25.1%
Broadcasting — 4.6%
Liberty Media Corp. - Series A*	110,000	$16,109,500
Cumulus Media, Inc. - CL A*	1,200,000	9,276,000
		25,385,500
Internet & Catalog Retail — 4.6%
Liberty Interactive Corp. - Series A*	625,000	18,343,750
Liberty Ventures - Series A*	55,000	6,742,450
		25,086,200
Textiles, Apparel & Luxury Goods — 4.0%
Iconix Brand Group, Inc.*	550,000	21,835,000
Hotels, Restaurants & Leisure — 3.5%
Interval Leisure Group, Inc.	625,000	19,312,500
Movies & Entertainment — 2.9%
Live Nation Entertainment, Inc.*	800,000	15,808,000
Cable & Satellite — 2.8%
Liberty Global plc - Series C*	180,000	15,177,600
Advertising — 2.7%
National CineMedia, Inc.	750,000	14,970,000
		137,574,800
Information Technology — 12.5%
IT Services — 4.2%
CACI International, Inc. - CL A*	180,000	13,179,600
Sapient Corp.*	550,000	9,548,000
		22,727,600
Internet Software & Services — 3.5%
XO Group, Inc.*	800,000	11,888,000
Liquidity Services, Inc.*	325,000	7,364,500
		19,252,500
Electronic Equipment & Instruments — 3.1%
FLIR Systems, Inc.	570,000	17,157,000
Software — 1.7%
ACI Worldwide, Inc.*	143,944	9,356,360
		68,493,460
Industrials — 9.0%
Aerospace & Defense — 4.0%
TransDigm Group, Inc.	135,000	21,737,700
Commercial Services & Supplies — 2.9%
The ADT Corp.	275,000	11,129,250
Ascent Capital Group, Inc. - CL A*	60,000	5,133,600
		16,262,850
Research & Consulting Services — 2.1%
FTI Consulting, Inc.*	280,000	11,519,200
		49,519,750
Financials — 8.3%
Insurance Brokers — 3.3%
Brown & Brown, Inc.	440,000	13,811,600
Willis Group Holdings Ltd.	100,000	4,481,000
		18,292,600
Mortgage REITs — 3.2%
Redwood Trust, Inc.	900,000	17,433,000
Property & Casualty Insurance — 1.8%
CNA Financial Corp.	230,000	9,864,700
		45,590,300

	Principal
	amount
	or shares	Value
Health Care — 4.6%
Health Care Services — 3.3%
Laboratory Corp. of America Holdings*	200,000	$18,274,000
Pharmaceuticals — 1.3%
Endo Health Solutions Inc.*	100,000	6,746,000
		25,020,000
Materials — 4.2%
Construction Materials — 3.0%
Martin Marietta Materials, Inc.	165,000	16,490,100
Metals & Mining — 1.2%
Compass Minerals International, Inc.	80,000	6,404,000
		22,894,100
Energy — 2.8%
Oil & Gas Refining & Marketing — 2.8%
World Fuel Services Corp.	360,000	15,537,600
Consumer Staples — 2.2%
Personal Products — 2.2%
Avon Products, Inc.	400,000	6,888,000
Prestige Brands Holdings, Inc.*	150,000	5,370,000
		12,258,000
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
LICT Corp.* #	1,005	2,449,562
Total Common Stocks
(Cost $237,666,646)		379,337,572

CASH EQUIVALENTS — 30.9%
U.S. Treasury Bills — 23.7%
U.S. Treasury Bills, 0.03% to 0.09%,
1/09/14 to 5/22/14(a)	$130,000,000	129,989,060
Money Market Funds — 7.2%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	39,482,255	39,482,255
Total Cash Equivalents
(Cost $169,466,079)		169,471,315
Total Investments in Securities
(Cost $407,132,725)		548,808,887
Other Liabilities in Excess of Other Assets — (0.1%)		(773,062)
Net Assets — 100.0%		$548,035,825
Net Asset Value Per Share		$58.65

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2013.

See Notes to Schedule of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

COMMON STOCKS — 41.9%	Shares	Value
Information Technology — 11.0%
Software — 2.9%
Oracle Corp.	60,000	$2,295,600
Microsoft Corp.	40,000	1,497,200
		3,792,800
Electronic Equipment & Instruments — 2.6%
FLIR Systems, Inc.	115,000	3,461,500
IT Services — 2.4%
Fidelity National Information Services, Inc.	35,000	1,878,800
Accenture plc - CL A	16,000	1,315,520
		3,194,320
Semiconductors — 1.7%
Texas Instruments, Inc.	50,000	2,195,500
Internet Software & Services — 1.4%
Google, Inc. - CL A*	1,700	1,905,207
		14,549,327
Financials — 8.2%
Insurance Brokers — 2.9%
Brown & Brown, Inc.	65,000	2,040,350
Aon plc - CL A	22,500	1,887,525
		3,927,875
Property & Casualty Insurance — 2.2%
Berkshire Hathaway, Inc. - CL B*	25,000	2,964,000
Mortgage REITs — 2.2%
Redwood Trust, Inc.	150,000	2,905,500
Commercial Banks — 0.9%
Wells Fargo & Co.	25,000	1,135,000
		10,932,375
Consumer Discretionary — 7.1%
Internet & Catalog Retail — 2.2%
Liberty Interactive Corp. - Series A*	100,000	2,935,000
Advertising — 2.1%
National CineMedia, Inc.	75,000	1,497,000
Omnicom Group, Inc.	17,500	1,301,475
		2,798,475
Movies & Entertainment — 1.7%
The Walt Disney Co.	30,000	2,292,000
Multiline Retail — 1.1%
Target Corp.	21,500	1,360,305
		9,385,780
Health Care — 5.8%
Health Care Services — 3.8%
Express Scripts Holding Co.*	40,000	2,809,600
Laboratory Corp. of America Holdings*	25,000	2,284,250
		5,093,850
Pharmaceuticals — 2.0%
ValeantPharmaceuticalsInternational,Inc.*	22,500	2,641,500
		7,735,350
Energy — 4.0%
Oil & Gas Exploration & Production — 4.0%
Apache Corp.	27,500	2,363,350
Range Resources Corp.	22,500	1,896,975
Southwestern Energy Co.*	25,000	983,250
		5,243,575

	Principal
	amount
	or shares	Value
Materials — 2.2%
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	25,000	$2,498,500
Metals & Mining — 0.3%
Compass Minerals International, Inc.	5,000	400,250
		2,898,750
Consumer Staples — 2.2%
Beverages — 2.2%
Diageo plc - Sponsored ADR	11,200	1,483,104
Anheuser-BuschInBevSA/NV-SponsoredADR	13,000	1,383,980
		2,867,084
Industrials — 1.4%
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. - CL B	18,000	1,891,440
Total Common Stocks
(Cost $37,444,440)		55,503,681
CORPORATE BONDS — 6.8%
American Express Credit Corp.
1.75% 6/12/15	$500,000	508,249
Berkshire Hathaway Finance Corp.
0.95% 8/15/16	1,000,000	1,005,184
2.0% 8/15/18	500,000	500,849
Comcast Corp.
6.5% 1/15/15	300,000	318,177
4.95% 6/15/16	193,000	210,865
Hewlett-Packard Co.
4.75% 6/02/14	750,000	762,089
Markel Corp.
7.125% 9/30/19	500,000	596,050
Time Warner Cable, Inc.
7.5% 4/01/14	120,000	122,000
U.S. Bancorp
2.2% 11/15/16	750,000	775,048
U.S. Bank, N.A.
4.95% 10/30/14	500,000	519,128
3.778% 4/29/20	870,000	900,621
Verizon Communications, Inc.
2.5% 9/15/16	1,250,000	1,293,390
Wells Fargo & Co.
1.25% 2/13/15	750,000	756,400
Wells Fargo Bank, N.A.
0.622% 11/03/14 (Wachovia Bank)
Floating Rate Security	550,000	551,044
0.44845% 5/16/16 Floating Rate Security	250,000	247,810
Total Corporate Bonds
(Cost $8,911,870)		9,066,904

BALANCED FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

MORTGAGE-BACKED	Principal
SECURITIES — 3.9%(c)	amount	Value
Federal Home Loan Mortgage Corporation — 1.1%
Collateralized Mortgage Obligations — 0.2%
3649 CL BW — 4.0% 2025 (3.4 years)	$256,713	$270,757
Pass-Through Securities — 0.9%
J14649 — 3.5% 2026 (3.9 years)	314,865	329,017
E02948 — 3.5% 2026 (3.9 years)	499,678	521,998
J16663 — 3.5% 2026 (3.9 years)	303,050	316,718
		1,167,733
		1,438,490
Federal National Mortgage Association — 2.1%
Collateralized Mortgage Obligations — 0.3%
2002-91 CL QG — 5.0% 2018 (1.5 years)	171,519	182,015
2003-9 CL DB — 5.0% 2018 (1.5 years)	176,223	187,399
		369,414
Pass-Through Securities — 1.8%
MA0464 — 3.5% 2020 (2.3 years)	402,636	423,280
995755 — 4.5% 2024 (3.2 years)	65,303	69,650
AR8198 — 2.5% 2023 (3.6 years)	456,324	466,047
MA1502 — 2.5% 2023 (3.8 years)	375,163	383,127
AB1769 — 3.0% 2025 (4.0 years)	258,100	263,764
AB3902 — 3.0% 2026 (4.4 years)	440,892	451,113
AK3264 — 3.0% 2027 (4.5 years)	340,684	348,686
		2,405,667
		2,775,081
Government National Mortgage Association — 0.4%
Pass-Through Securities — 0.4%
5255 — 3.0% 2026 (4.5 years)	487,751	501,555
Non-Government Agency — 0.3%
Collateralized Mortgage Obligations — 0.3%
Sequoia Mortgage Trust (SEMT) 2011-1
CL A1 — 4.125% 2041 (0.1 years)	44,248	44,340
Sequoia Mortgage Trust (SEMT) 2010-H1
CL A1 — 3.75% 2040 (1.1 years)	108,115	106,531
Chase Mortgage Finance Corp. (Chase)
2004-S1 CL A6 — 4.5% 2019
(2.1 years)	50,612	50,181
Sequoia Mortgage Trust (SEMT) 2012-1
CL 1A1 — 2.865% 2042 (2.3 years)	213,117	212,437
		413,489
Total Mortgage-Backed Securities
(Cost $5,057,457)		5,128,615

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%(c)
Redwood Commercial Mortgage Corp.
(RCMC) 2012-CRE1 CL A — 5.62346%
2044 (1.9 years)(d)
(Cost $357,953)	357,953	359,372

ASSET-BACKED SECURITIES — 0.4%(c)
Cabela’s Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7666% 2019 Floating
Rate Security (2.4 years)(d)
(Cost $500,000)	500,000	503,426

	Principal
	amount
U.S. TREASURY NOTES — 8.7%	or shares	Value
U.S. Treasury Note
0.25% 10/31/14	$2,000,000	$2,001,876
0.375% 11/15/14	2,000,000	2,003,946
0.25% 12/15/14	2,000,000	2,001,796
0.375% 3/15/15	3,000,000	3,006,444
0.375% 2/15/16	2,500,000	2,498,047
Total U.S. Treasury Notes
(Cost $11,492,823)		11,512,109

CASH EQUIVALENTS — 38.1%
U.S. Treasury Bills — 32.0%
U.S. Treasury Bills, 0.03% to 0.09%,
1/09/14 to 5/22/14(a)	42,500,000	42,496,275
Money Market Funds — 6.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	8,044,376	8,044,376
Total Cash Equivalents
(Cost $50,538,924)		50,540,651
Total Investments in Securities
(Cost $114,303,467)		132,614,758
Other Liabilities in Excess of Other Assets — (0.1%)		(34,343)
Net Assets — 100.0%		$132,580,415
Net Asset Value Per Share		$14.02

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2013.
(c)	Number of years indicated represents estimated average life.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

	Principal
CORPORATE BONDS — 37.6%	amount	Value
ACI Worldwide, Inc.
6.375% 8/15/20(c)	$250,000	$261,875
ADT Corp.
2.25% 7/15/17	5,000,000	4,924,460
American Express Co.
FSB Bank 6.0% 9/13/17	2,500,000	2,878,328
8.125% 5/20/19	1,000,000	1,277,374
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,227,130
Aon plc
3.5% 9/30/15	5,000,000	5,220,660
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,313,425
Bank of America Corp.
4.5% 4/01/15	10,000,000	10,464,950
Berkshire Hathaway Finance Corp.
1.5% 1/10/14	500,000	500,119
4.85% 1/15/15	1,500,000	1,570,478
0.95% 8/15/16	4,000,000	4,020,736
1.6% 5/15/17	1,000,000	1,010,470
5.4% 5/15/18	5,000,000	5,756,825
2.0% 8/15/18	2,500,000	2,504,247
2.9% 10/15/20	3,000,000	2,979,615
4.25% 1/15/21	1,000,000	1,064,306
Boston Properties LP
5.625% 4/15/15	10,635,000	11,287,468
5.875% 10/15/19	8,250,000	9,485,619
Comcast Corp.
6.5% 1/15/15	2,081,000	2,207,086
4.95% 6/15/16	8,590,000	9,385,142
5.15% 3/01/20	3,000,000	3,351,168
DCP Midstream Operating, LP
2.5% 12/01/17	2,000,000	1,993,240
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,345,599
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,059,884
Expedia, Inc.
7.456% 8/15/18	13,000,000	15,149,342
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,035,785
Flir Systems, Inc.
3.75% 9/01/16	10,000,000	10,435,370
Ford Motor Credit Co. LLC
4.207% 4/15/16	10,000,000	10,661,220
General Electric Capital Corp.
2.375% 6/30/15	10,000,000	10,266,390
1.0% 9/23/15 Floating Rate Security	11,992,000	12,057,440
2.25% 11/09/15	6,181,000	6,373,099
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,551,892
Hewlett-Packard Co.
1.55% 5/30/14	8,009,000	8,039,018
4.75% 6/02/14	15,540,000	15,790,474
JP Morgan Chase & Co.
0.99285% 5/02/14 Floating Rate Security	5,000,000	5,012,005
2.6% 1/15/16	15,000,000	15,457,455
0.6291% 11/21/16 (Bear Stearns)
Floating Rate Security	15,000,000	14,920,860
6.3% 4/23/19	2,500,000	2,954,030

	Principal
	amount	Value
JP Morgan Chase Bank, N.A.
6.0% 7/05/17	$5,000,000	$5,641,050
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,301,810
Marathon Petroleum Corp.
3.5% 3/01/16	1,000,000	1,044,766
Markel Corp.
7.125% 9/30/19	5,776,000	6,885,575
5.35% 6/01/21	10,000,000	10,870,950
4.9% 7/01/22	2,000,000	2,087,418
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,044,284
MetLife, Inc.
2.375% 2/06/14	1,000,000	1,001,833
5.125% 8/15/14
(Travelers Life & Annuity)(c)	8,000,000	8,226,536
2.0% 1/09/15(c)	10,000,000	10,164,340
3.125% 1/11/16(c)	2,000,000	2,085,710
1.875% 6/22/18(c)	1,000,000	982,834
Mohawk Industries, Inc.
6.125% 1/15/16	25,905,000	28,463,119
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,742,119
6.25% 7/15/19	6,181,000	7,143,172
Outerwall, Inc.
6.0% 3/15/19	200,000	205,000
Penske Truck Leasing
2.5% 3/15/16(c)	9,945,000	10,194,281
3.75% 5/11/17(c)	5,000,000	5,264,010
Petrohawk Energy Corp.
7.875% 6/01/15	16,750,000	17,193,875
7.25% 8/15/18	5,675,000	6,131,838
QVC, Inc.
7.5% 10/01/19(c)	4,000,000	4,312,180
Range Resources Corp.
8.0% 5/15/19	12,300,000	13,176,375
Republic Services, Inc. (Allied Waste)
3.8% 5/15/18	5,000,000	5,301,005
Safeway, Inc.
3.4% 12/01/16	5,000,000	5,205,665
SemGroup Holdings, LP
7.5% 6/15/21(c)	1,000,000	1,062,500
Shale-Inland Holdings, LLC
8.75% 11/15/19(c)	2,000,000	2,080,000
Solvay SA (Rhodia)
6.875% 9/15/20(c)	5,680,000	6,290,077
Texas Industries, Inc.
9.25% 8/15/20	300,000	335,625
Time Warner Cable, Inc.
7.5% 4/01/14	1,700,000	1,728,331
Time Warner, Inc.
3.15% 7/15/15	500,000	518,191
TransDigm, Inc.
7.75% 12/15/18	8,000,000	8,620,000
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	178,796
U.S. Bancorp
2.2% 11/15/16	4,250,000	4,391,937
U.S. Bank, N.A.
4.95% 10/30/14	4,500,000	4,672,152
3.778% 4/29/20	8,184,000	8,472,044

	Principal
	amount	Value
Valeant Pharmaceuticals International, Inc.
6.5% 7/15/16(c)	$2,537,000	$2,619,452
Verizon Communications, Inc.
2.5% 9/15/16	750,000	776,034
3.65% 9/14/18	2,000,000	2,119,416
Vornado Realty Trust
4.25% 4/01/15	14,315,000	14,765,708
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	6,187,500
6.4% 11/30/17	8,000,000	9,040,000
Washington Post Co.
7.25% 2/01/19	8,500,000	10,109,585
Wells Fargo & Co.
4.8% 11/01/14 (Wachovia Bank)	10,000,000	10,373,460
1.25% 2/13/15	27,339,000	27,572,311
0.51285% 6/15/17 (Wachovia Bank)
Floating Rate Security	5,000,000	4,965,445
Wells Fargo Bank, N.A.
0.622% 11/03/14 (Wachovia Bank)
Floating Rate Security	21,585,000	21,625,968
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,349,080
Willis North America, Inc.
6.2% 3/28/17	14,477,000	15,726,365
WM Wrigley Jr. Co.
3.7% 6/30/14(c)	9,626,000	9,775,213
1.4% 10/21/16(c)	500,000	501,100
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,056,225
Total Corporate Bonds
(Cost $551,594,922)		573,376,844

CONVERTIBLE BONDS — 1.2%
Redwood Trust, Inc.
4.625% 4/15/18
(Cost $17,000,000)	17,000,000	17,733,125

MORTGAGE-BACKED SECURITIES — 25.5%(b)
Federal Home Loan Mortgage Corporation — 11.4%
Collateralized Mortgage Obligations — 3.8%
3229 CL HB — 5.0% 2025 (0.4 years)	212,012	216,027
2778 CL JD — 5.0% 2032 (0.5 years)	609,081	620,828
2937 CL JG — 5.0% 2033 (0.6 years)	1,607,020	1,630,403
2934 CL KE — 5.0% 2033 (0.6 years)	1,211,482	1,229,774
3556 CL MA — 5.0% 2037 (0.6 years)	432,509	440,054
2864 CL PE — 5.0% 2033 (0.6 years)	4,840,346	4,929,488
2937 CL HJ — 5.0% 2019 (0.7 years)	489,056	502,553
2760 CL PD — 5.0% 2032 (0.7 years)	1,673,686	1,715,460
3840 CL KA — 5.0% 2029 (0.8 years)	2,089,748	2,136,210
2780 CL TE — 5.0% 2033 (0.8 years)	2,482,586	2,549,948
3562 CL KA — 4.0% 2022 (0.8 years)	1,292,493	1,322,672
2574 CL JM — 5.0% 2022 (0.9 years)	195,534	202,146
3170 CL EA — 4.5% 2020 (1.0 years)	642,531	665,353
3544 CL KA — 4.5% 2023 (1.0 years)	852,120	880,030
3815 CL AD — 4.0% 2025 (2.0 years)	1,362,938	1,422,640
3844 CL AG — 4.0% 2025 (2.2 years)	4,264,077	4,494,197
3003 CL LD — 5.0% 2034 (3.1 years)	5,372,988	5,827,543
2952 CL PA — 5.0% 2035 (3.2 years)	1,917,089	2,075,197
3649 CL BW — 4.0% 2025 (3.4 years)	6,597,538	6,958,449
3620 CL PA — 4.5% 2039 (3.5 years)	4,654,803	4,959,578
3842 CL PH — 4.0% 2041 (3.8 years)	3,952,472	4,153,228

	Principal
	amount	Value
4107 CL LA — 2.5% 2031 (11.2 years)	$6,957,751	$6,343,336
4107 CL LW — 1.75% 2027 (12.1 years)	3,920,628	3,221,300
		58,496,414
Pass-Through Securities — 7.1%
EO1386 — 5.0% 2018 (1.6 years)	64,651	68,573
G18190 — 5.5% 2022 (2.7 years)	83,325	90,585
G13300 — 4.5% 2023 (2.9 years)	518,104	556,369
G18296 — 4.5% 2024 (3.1 years)	1,231,608	1,323,556
G18306 — 4.5% 2024 (3.1 years)	2,573,975	2,765,270
G13517 — 4.0% 2024 (3.2 years)	1,809,407	1,913,975
G18308 — 4.0% 2024 (3.2 years)	2,531,417	2,677,744
J13949 — 3.5% 2025 (3.8 years)	9,675,816	10,140,185
E02804 — 3.0% 2025 (3.9 years)	6,442,276	6,579,348
J14649 — 3.5% 2026 (3.9 years)	8,681,284	9,071,471
E02948 — 3.5% 2026 (3.9 years)	19,487,471	20,357,990
J16663 — 3.5% 2026 (3.9 years)	18,197,439	19,018,147
G01818 — 5.0% 2035 (3.9 years)	5,320,307	5,762,519
E03033 — 3.0% 2027 (4.3 years)	9,195,826	9,391,485
E03048 — 3.0% 2027 (4.4 years)	17,456,442	17,827,861
		107,545,078
Structured Agency Credit Risk Debt Notes — 0.4%
2013-DN1 CL M1 — 3.5646% 2023
Floating Rate Security (2.0 years)	5,357,068	5,517,904
Interest Only Securities — 0.1%
3974 CL AI — 3.0% 2021 (2.4 years)	14,777,673	977,233
		172,536,629
Federal National Mortgage Association — 10.0%
Collateralized Mortgage Obligations — 0.9%
2004-40 CL BA — 4.5% 2018 (0.0 years)	4,886	4,885
2010-9 CL CA — 5.0% 2037 (0.2 years)	306,468	307,318
2003-39 CL LC — 5.0% 2022 (0.2 years)	23,779	23,875
2003-43 CL EX — 4.5% 2017 (0.3 years)	29,701	29,854
2009-52 CL DC — 4.5% 2023 (0.3 years)	63,898	64,104
2007-42 CL YA — 5.5% 2036 (0.5 years)	198,205	201,100
2004-78 CL AB — 5.0% 2032 (0.6 years)	1,602,850	1,634,269
2003-86 CL KT — 4.5% 2018 (1.1 years)	365,191	380,909
2009-44 CL A — 4.5% 2023 (1.1 years)	407,538	421,896
2003-9 CL DB — 5.0% 2018 (1.5 years)	352,446	374,798
2011-19 CL KA — 4.0% 2025 (2.0 years)	4,205,716	4,416,134
2010-145 CL PA — 4.0% 2024 (2.8 years)	2,526,241	2,676,665
2010-54 CL WA — 3.75% 2025 (2.8 years)	3,516,959	3,740,817
		14,276,624
Pass-Through Securities — 9.1%
255291 — 4.5% 2014 (0.2 years)	13,068	13,897
256982 — 6.0% 2017 (1.5 years)	191,879	204,928
251787 — 6.5% 2018 (1.7 years)	8,006	8,900
254907 — 5.0% 2018 (1.7 years)	238,500	254,510
357414 — 4.0% 2018 (1.8 years)	745,584	791,183
357985 — 4.5% 2020 (2.2 years)	232,850	248,556
MA0464 — 3.5% 2020 (2.3 years)	6,349,268	6,674,805
888595 — 5.0% 2022 (2.3 years)	488,254	526,851
AD0629 — 5.0% 2024 (2.5 years)	1,703,153	1,840,306
995960 — 5.0% 2023 (2.5 years)	1,472,079	1,590,430
888439 — 5.5% 2022 (2.6 years)	446,602	488,609
AL0471 — 5.5% 2025 (2.6 years)	9,200,666	10,061,375
AE0031 — 5.0% 2025 (2.7 years)	2,403,006	2,597,462
995693 — 4.5% 2024 (2.8 years)	2,496,525	2,664,660
995692 — 4.5% 2024 (2.9 years)	2,146,561	2,290,743
930667 — 4.5% 2024 (3.2 years)	1,961,918	2,092,058

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

	Principal
	amount	Value
Pass-Through Securities (continued)
995755 — 4.5% 2024 (3.2 years)	$3,199,860	$3,412,834
MA0043 — 4.0% 2024 (3.2 years)	1,455,821	1,546,075
890112 — 4.0% 2024 (3.2 years)	1,703,113	1,809,845
AA5510 — 4.0% 2024 (3.3 years)	771,642	819,959
AA4315 — 4.0% 2024 (3.3 years)	3,341,764	3,549,626
931739 — 4.0% 2024 (3.4 years)	825,026	876,162
555531 — 5.5% 2033 (3.4 years)	8,977,267	9,963,456
AD7073 — 4.0% 2025 (3.5 years)	2,631,575	2,794,288
995112 — 5.5% 2036 (3.5 years)	3,960,263	4,363,726
AR8198 — 2.5% 2023 (3.6 years)	13,368,096	13,652,909
725232 — 5.0% 2034 (3.8 years)	755,266	822,923
MA1502 — 2.5% 2023 (3.8 years)	10,879,735	11,110,691
AB1769 — 3.0% 2025 (4.0 years)	5,936,305	6,066,578
AB2251 — 3.0% 2026 (4.0 years)	6,531,792	6,676,053
AB3902 — 3.0% 2026 (4.4 years)	4,503,816	4,608,233
MA0587 — 4.0% 2030 (4.5 years)	11,707,108	12,230,818
AK3264 — 3.0% 2027 (4.5 years)	11,106,294	11,367,168
AB4482 — 3.0% 2027 (4.5 years)	10,077,797	10,314,522
		138,335,139
		152,611,763
Government National Mortgage Association — 1.7%
Interest Only Securities — 0.2%
2012-61 CL BI — 4.5% 2038 (1.3 years)	3,716,510	230,527
2009-31 CL PI — 4.5% 2037 (1.9 years)	5,260,162	395,658
2010-66 CL IO — 1.2141% 2052
Floating Rate Security (5.3 years)	54,965,143	2,902,654
		3,528,839
Pass-Through Securities — 1.5%
G2 5255 — 3.0% 2026 (4.5 years)	22,088,133	22,713,253
		26,242,092
Non-Government Agency — 2.4%
Collateralized Mortgage Obligations — 2.4%
Washington Mutual, Inc. (WAMU) 2003-S7
CL A1 — 4.5% 2018 (0.1 years)	104,532	106,092
Sequoia Mortgage Trust (SEMT) 2011-1
CL A1 — 4.125% 2041 (0.1 years)	1,219,993	1,222,519
Sequoia Mortgage Trust (SEMT) 2010-H1
CL A1 — 3.75% 2040 (1.1 years)	1,461,667	1,440,264
Sequoia Mortgage Trust (SEMT) 2012-2
CL A2 — 3.5% 2042 (1.8 years)	4,741,680	4,775,498
Chase Mortgage Finance Corp. (CHASE)
2004-S1 CL A6 — 4.5% 2019 (2.1 years)	62,425	61,893
Sequoia Mortgage Trust (SEMT) 2012-1
CL 1A1 — 2.865% 2042 (2.3 years)	6,606,643	6,585,555
Sequoia Mortgage Trust (SEMT) 2012-4
CL A1 — 3.5% 2042 (4.4 years)	9,151,741	9,056,997
Sequoia Mortgage Trust (SEMT) 2013-4
CL A3 — 1.55% 2043 (8.1 years)	14,319,465	13,842,748
		37,091,566
Total Mortgage-Backed Securities
(Cost $384,057,543)		388,482,050

COMMERCIAL MORTGAGE-	Principal
BACKED SECURITIES — 3.7%(b)	amount	Value
Rialto Capital Management, LLC (RIAL)
2013-LT2 CL A 2.8331% 2028
(0.0 years)(c)	$3,916,451	$3,926,042
Oaktree Real Estate Investments/Sabal
(ORES) 2013-LV2 CL A
3.081% 2025 (0.4 years)(c)	6,552,379	6,555,046
SMA Portfolio (SMAP) 2012-LV1 CL A
3.5% 2025 (0.4 years)(c)	662,177	663,845
VFC LLC (VFCP) 2013-1 CL A
3.13% 2026 (0.5 years)(c)	2,984,938	3,005,610
Banc of America Commercial Mortgage Trust
(BACM) 2003-2 CL D 5.34536%
2041 Floating Rate Security (0.6 years)	10,144,153	10,360,746
TPG Opportunities Partners, L.P.
(TOPRE) 2013-LTR1 CL A 3.47%
2028 (1.5 years)(c)	8,917,719	8,924,488
TPG Opportunities Partners, L.P.
(TOPRE) 2013-LTR1 CL B 4.25%
2028 (1.6 years)(c)	9,749,326	9,766,060
Redwood Commercial Mortgage Corp.
(RCMC) 2012-CRE1 CL A 5.62346%
2044 (1.9 years)(c)	12,837,986	12,888,869
Total Commercial Mortgage-Backed Securities
(Cost $55,985,611)		56,090,706

ASSET-BACKED SECURITIES — 6.0%(b)
United Auto Credit Securitization Trust
(UACST) 2012-1 CL A2 1.1% 2015
(0.2 years)(c)	767,276	767,240
Westlake Automobile Receivables Trust
(WLAKE) 2012-1A CL A2 1.03% 2016
(0.3 years)(c)	2,092,914	2,094,335
Stanwich Mortgage Loan Co. (STWH)
2012-NPL5 CL A 2.9814% 2042
(0.3 years)(c)	6,213,583	6,210,476
Bayview Opportunity Master Fund IIa Trust
(BOMFT) 2013-2RPL CL A 3.721% 2018
(0.3 years)(c)	1,828,210	1,826,601
Santander Drive Auto Receivables Trust
(SDART) 2010-3 CL C 3.06% 2017
(0.7 years)	7,482,870	7,623,436
Stanwich Mortgage Loan Co. (STWH)
2012-NPL4 CL A 2.9814% 2042
(0.7 years)(c)	1,782,793	1,776,589
Credit Acceptance Auto Loan Trust
(CAALT) 2011-1 CL B 3.96% 2019
(0.7 years)(c)	7,500,000	7,667,216
Americredit Automobile Receivables
Trust (AMCAR) 2013-5 CL A2A
0.65% 2017 (0.8 years)	4,000,000	4,002,322
Prestige Auto Receivables Trust (PART)
2013-1A CL A2 1.09% 2018
(0.9 years)(c)	3,834,192	3,845,027
Vericrest Opportunity Loan Trust (VOLT)
2013-3 CL A 3.22162% 2053
(1.1 years)(c)	4,399,672	4,383,174
Vericrest Opportunity Loan Trust (VOLT)
2013-NPL1 CL A 4.25% 2058
(1.1 years)(c)	9,706,602	9,837,039

	Principal
	amount	Value
Flagship Credit Auto Trust (FCAT)
2013-2 CL A 1.94% 2019
(1.3 years)(c)	$4,742,704	$4,743,985
Stanwich Mortgage Loan Co. (STWH)
2013-NPL1 CL A 2.9814% 2043
(1.3 years)(c)	7,067,855	7,034,282
Santander Drive Auto Receivables Trust
(SDART) 2012-4 CL C 2.94% 2017
(1.6 years)	8,000,000	8,236,852
CPS Auto Receivables Trust (CPS)
2013-A CL A 1.31% 2020
(2.0 years)(c)	3,604,518	3,548,839
Cabela’s Master Credit Card Trust (CABMT)
2011-2A CL A2 0.7666% 2019 Floating
Rate Security (2.4 years)(c)	4,500,000	4,530,834
Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A 3.2282% 2059
(2.6 years)(c)	7,323,059	7,212,554
Cabela’s Master Credit Card Trust (CABMT)
2012-2A CL A2 0.6466% 2020 Floating
Rate Security (3.4 years)(c)	6,000,000	6,012,363
Total Asset-Backed Securities
(Cost $91,196,781)		91,353,164
TAXABLE MUNICIPAL BONDS — 1.3%
Nebraska Public Power District
5.14% 1/01/14	10,000,000	10,000,000
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,341,589
6.0% 9/01/15	1,220,000	1,304,485
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,006,040
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	890,404
4.788% 6/01/18	1,000,000	1,096,290
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,402,698
Total Taxable Municipal Bonds
(Cost $18,664,396)		19,041,506
U.S. TREASURY NOTES — 14.4%
U.S. Treasury Note
1.25% 2/15/14	30,000,000	30,042,780
1.25% 3/15/14	30,000,000	30,072,060
1.75% 3/31/14	30,000,000	30,122,460
0.375% 1/15/16	40,000,000	39,987,520
0.375% 2/15/16	55,000,000	54,957,045
0.875% 11/30/16	20,000,000	20,066,400
2.125% 8/31/20	15,000,000	14,810,160
Total U.S. Treasury Notes
(Cost $220,137,062)		220,058,425

COMMON STOCKS — 1.4%	Shares	Value
Redwood Trust, Inc.
(Cost $12,708,270)	1,127,409	$21,837,912
CASH EQUIVALENTS — 8.3%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $126,645,343)	126,645,343	126,645,343
Total Investments in Securities
(Cost $1,477,989,928)		1,514,619,075
Other Assets Less Other Liabilities — 0.6%		8,804,747
Net Assets — 100.0%		$1,523,423,822
Net Asset Value Per Share — Institutional Class		$12.50
Net Asset Value Per Share — Investor Class		$12.48

(a)	Rate presented represents the annualized 7-day yield at December 31, 2013.
(b)	Number of years indicated represents estimated average life.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

	Principal
MUNICIPAL BONDS — 96.0%	amount	Value
Arizona — 1.5%
Maricopa County, General Obligation,
Peoria Unified School District No. 11, Series 2006
5.0% 7/01/24	$950,000	$1,044,183
Florida — 5.2%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,140,550
JEA, Electric System Revenue, Series Three 2009B
5.0%, 10/01/28	300,000	306,867
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,110,540
Orlando Utilities Commission, Utility System Revenue, Refunding,
Series 2006, 5.0%, 10/01/17	1,000,000	1,112,110
		3,670,067
Illinois — 0.4%
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	278,420
Iowa — 0.9%
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20	600,000	634,224
Nebraska — 80.9%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	269,490
4.4%, 12/15/17	250,000	273,657
Bellevue, Development Revenue, Bellevue University Project,
Series 2010A, 2.75%, 12/01/15	1,000,000	1,020,580
Cornhusker Public Power District, Electric Revenue, Refunding,
Series 2010, 2.4%, 7/01/17	400,000	408,496
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	128,240
2.75%, 12/15/19	100,000	101,937
Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16	430,000	466,021
5.6%, 7/01/25	400,000	441,252
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	538,398
Douglas County, General Obligation, Refunding, Series 2011B
3.0%, 12/15/19	1,155,000	1,194,189
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	205,000	205,100
Quality Living Inc. Project
4.7%, 10/01/17	255,000	249,398
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008
4.75%, 9/01/28	500,000	512,580
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14	380,000	394,615
5.0%, 11/15/15	295,000	318,438
Refunding, Children’s Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	241,985
5.25%, 8/15/20	1,000,000	1,071,600
5.5%, 8/15/21	1,430,000	1,526,024

	Principal
	amount	Value
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	$385,000	$412,289
Douglas County, Millard Public School District #17,
Refunding, Series 2009, 4.0%, 6/15/17	750,000	757,103
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	622,032
4.75%, 9/01/17	200,000	207,514
Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	330,752
2.0%, 10/15/17	430,000	443,545
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	420,910
3.0%, 11/15/17	640,000	648,102
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center
Series 2006, 4.0%, 6/01/19	300,000	311,832
Series 2008A, 5.0%, 6/01/16	500,000	542,140
Series 2008A, 5.0%, 6/01/17	500,000	552,080
Lincoln, Certificates of Participation,
Series 2010A, 2.4%, 3/15/17	395,000	405,124
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	651,392
2.5%, 4/01/21	925,000	897,731
Lincoln, Electric System Revenue, Refunding,
Series 2007B, 5.0%, 9/01/18	1,000,000	1,112,220
Series 2012, 5.0%, 9/01/21	1,000,000	1,171,860
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,033,870
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	474,527
Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012
1.5%, 6/15/17	440,000	449,275
Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2009 Series A, BHAC Insured
5.0%, 4/01/20	500,000	569,175
2012 Series A, 5.0%, 4/01/18	100,000	114,737
2013 Series A, 4.0%, 4/01/17	250,000	274,558
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project
5.05%, 12/01/23	500,000	485,555
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A
4.0%, 7/01/25	750,000	764,490
Nebraska Investment Financial Authority, Homeownership Revenue,
2011 Series A, 2.4%, 9/01/17	445,000	460,468
Nebraska Public Power District, Revenue,
2005 Series A, 5.0%, 1/01/18	200,000	213,870
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,045,450
2007 Series B, 5.0%, 1/01/20	395,000	445,596
2007 Series B, 5.0%, 1/01/21	1,750,000	1,975,032
2008 Series B, 5.0%, 1/01/19	250,000	282,600
2010 Series C, 4.25%, 1/01/17	500,000	551,505
2011 Series A, 4.0%, 1/01/15	250,000	259,435
2012 Series A, 4.0%, 1/01/21	500,000	544,200
2012 Series A, 5.0%, 1/01/21	500,000	576,000
2012 Series B, 3.0%, 1/01/24	1,000,000	959,750
2012 Series C, 5.0%, 1/01/19	500,000	565,200

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

	Principal
	amount	Value
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	$405,000	$427,939
5.0%, 7/15/16	200,000	220,922
4.0%, 7/15/17	200,000	214,130
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	656,028
Omaha, General Obligation, Refunding,
Series 2008
5.0%, 6/01/20	350,000	401,562
5.25%, 10/15/19	250,000	292,577
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project,
Series 2009, 5.0%, 6/01/23	770,000	858,612
Series 2010, 4.125%, 6/01/29	650,000	654,537
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	256,683
3.95%, 10/15/18	240,000	262,478
Omaha Public Power District,
Electric System Revenue,
1993 Series C, 5.5%, 2/01/14	40,000	40,179
2007 Series A, 4.1%, 2/01/19	1,000,000	1,078,180
2012 Series A, 5.0%, 2/01/24	2,000,000	2,271,580
Electric System Subordinated Revenue,
2006 Series B, FGIC Insured
4.75%, 2/01/36	1,000,000	1,000,350
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/14	250,000	258,073
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	930,000	976,472
Series 2009, 5.0%, 12/01/28	500,000	529,165
Papio-Missouri River Natural Resources District, General Obligation,
Flood Protection and Water Quality Enhancement,
Series 2013
3.0%, 12/15/16	400,000	426,696
3.0%, 12/15/17	385,000	414,318
3.0%, 12/15/18	500,000	532,035
Series 2013B, 5.0%, 12/15/19	400,000	454,472
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A,
AGC-ICC AMBAC Insured,
5.0%, 1/01/19	1,260,000	1,368,763
AMBAC Insured, 5.0%, 1/01/18	750,000	818,865
AMBAC Insured, 5.0%, 1/01/26	800,000	844,384
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	161,211
2.6%, 12/15/19	135,000	139,633
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,076,790
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18	830,000	917,839
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	535,616

	Principal
	amount	Value
Lease Rental Revenue,
NCTA Education Center/Student Housing Project,
Series 2011, 3.75%, 6/15/19	$285,000	$312,728
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	330,000	355,126
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,192,940
Lincoln Parking Project, Refunding,
Series 2005
4.0%, 6/01/17	1,070,000	1,117,979
4.5%, 6/01/20	500,000	523,375
Series 2013, 2.0%, 6/01/16	310,000	318,860
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	428,957
5.0%, 5/15/33	700,000	718,382
Omaha Student Facilities Project
5.0%, 5/15/27	800,000	865,704
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	334,901
3.4%, 9/01/17	415,000	420,727
		56,573,687
North Dakota — 1.2%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	852,995
Puerto Rico — 1.4%
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	975,650
Tennessee — 1.1%
Memphis, General Obligation, General Improvement, Series 2006A
5.0%, 11/01/19	720,000	777,600
Texas — 1.9%
San Antonio, General Obligation, Refunding, Series 2010
5.0%, 2/01/19	1,195,000	1,303,088
Virginia — 1.5%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	975,000	1,021,732
Total Municipal Bonds
(Cost $65,358,304)		67,131,646

CASH EQUIVALENTS — 3.1%	Shares	Value
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $2,146,941)	2,146,941	2,146,941
Total Investments in Securities
(Cost $67,505,245)		69,278,587
Other Assets Less Other Liabilities — 0.9%		657,844
Net Assets — 100.0%		$69,936,431
Net Asset Value Per Share		$10.14

(a)	Rate presented represents the annualized 7-day yield at December 31, 2013.

See Notes to Schedule of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2013 • (UNAUDITED)

	Principal
U.S. TREASURY — 92.0%†	amount	Value
U.S. Treasury Bill
0.03% 1/16/14	$30,000,000	$29,999,625
0.06% 2/06/14	25,000,000	24,998,625
0.04% 3/06/14	30,000,000	29,997,867
0.05% 4/24/14	22,000,000	21,996,547
Total U.S. Treasury		106,992,664

MONEY MARKET FUNDS — 8.0%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	9,320,698	$9,320,698
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		9,373,254
Total Investments in Securities
(Cost $116,365,918)		116,365,918
Other Liabilities in Excess of Other Assets — 0.0%		(45,891)
Net Assets — 100.0%		$116,320,027
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2013.

See Notes to Schedule of Investments

 Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• Money market funds are valued at the quoted net asset value, which is $1.00 per share.  Short-term securities are valued at amortized cost, which approximates current value.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

• Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Board of Trustees has delegated the supervision of the daily valuation process to a Pricing Committee composed of officers and employees of Weitz Investment Management, Inc.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)	Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)	Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Hickory, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research and Balanced Funds is $735,306,198, $791,807,841, $18,369,872 and $114,306,427, respectively.

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$350,349,040	$303,283,012	$329,895,611	$5,823,684	$142,909,521	$18,339,681	$41,732,679	$2,189,492
Depreciation	(917,990)	(1,855)	(1,500,306)	(67,489)	(1,233,359)	(31,350)	(5,103,532)	(416,150)
Net	$349,431,050	$303,281,157	$328,395,305	$5,756,195	$141,676,162	$18,308,331	$36,629,147	$1,773,342

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2013, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Partners III	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 12/31/13		$3,677,400	$2,449,562
Percent of net assets at 12/31/13		0.3%	0.5%

(5)	Option Transactions

Derivative positions open at December 31, 2013, are summarized as follows:

				Gross Notional
		Fair Value at December 31, 2013		Amt Outstanding
Fund	Type of Derivative	Asset	Liability	December 31, 2013
Value	Equity call options written	$-	$(280,000)	$5,500,000
Partners III	Put options purchased	416,000	-	55,800,000
	Call options written	-	(7,963,500)	87,950,000

(6)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2013	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2013	Value Dec. 31, 2013	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$3,677,400	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$811,366,575	$-	$-	$811,366,575
Cash equivalents	305,811,587	-	-	305,811,587
Total investments in securities	$1,117,178,162	$-	$-	$1,117,178,162
Liabilities:
Options written	$-	$(280,000)	$-	$(280,000)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$740,203,948	$-	$-	$740,203,948
Cash equivalents	298,383,407	-	-	298,383,407
Total investments in securities	$1,038,587,355	$-	$-	$1,038,587,355

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$805,471,444	$3,677,400	$-	$809,148,844
Exchange traded funds	16,455,000	-	-	16,455,000
Put options	-	416,000	-	416,000
Cash equivalents	294,183,302	-	-	294,183,302
Total investments in securities	$1,116,109,746	$4,093,400	$-	$1,120,203,146
Liabilities:
Securities sold short	$(91,596,100)	$-	$-	$(91,596,100)
Options written	$-	$(7,963,500)	$-	$(7,963,500)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$19,050,247	$-	$-	$19,050,247
Cash equivalents	5,075,820	-	-	5,075,820
Total investments in securities	$24,126,067	$-	$-	$24,126,067

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$376,888,010	$2,449,562	$-	$379,337,572
Cash equivalents	169,471,315	-	-	169,471,315
Total investments in securities	$546,359,325	$2,449,562	$-	$548,808,887

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$55,503,681	$-	$-	$55,503,681
Corporate bonds	-	9,066,904	-	9,066,904
Mortgage-backed securities	-	5,128,615	-	5,128,615
Commercial mortgage-backed
securities	-	359,372	-	359,372
Asset-backed securities	-	503,426	-	503,426
U.S. treasury notes	-	11,512,109	-	11,512,109
Cash equivalents	50,540,651	-	-	50,540,651
Total investments in securities	$106,044,332	$26,570,426	$-	$132,614,758

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$573,376,844	$-	$573,376,844
Convertible bonds	-	17,733,125	-	17,733,125
Mortgage-backed securities	-	388,482,050	-	388,482,050
Commercial mortgage-backed securities	-	56,090,706	-	56,090,706
Asset-backed securities	-	91,353,164	-	91,353,164
Taxable municipal bonds	-	19,041,506	-	19,041,506
U.S. treasury notes	-	220,058,425	-	220,058,425
Common stocks	21,837,912	-	-	21,837,912
Cash equivalents	126,645,343	-	-	126,645,343
Total investments in securities	$148,483,255	$1,366,135,820	$-	$1,514,619,075

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	$-	$67,131,646	$-	$67,131,646
Cash equivalents	2,146,941	-	-	2,146,941
Total investments in securities	$2,146,941	$67,131,646	$-	$69,278,587

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	$106,992,664	$-	$-	$106,992,664
Cash equivalents	9,373,254	-	-	9,373,254
Total investments in securities	$116,365,918	$-	$-	$116,365,918

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2013, there were no transfers between Level 1 and Level 2.

During the nine months ended December 31, 2013, there were no assets in which significant unobservable inputs (Level 3) were used.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
   Wallace R. Weitz

   President (Principal Executive Officer)

Date:         January 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
   Kenneth R. Stoll

   Principal Financial Officer

Date:         January 31, 2014